Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Maris-Tech Ltd.
Entity Central Index Key	0001872964
Entity File Number	001-39957
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2 Yitzhak Modai Street
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7608804
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	8,104,180
Ordinary Shares, no par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	MTEK
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Ordinary Shares
Trading Symbol	MTEKW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Israel Bar
Contact Personnel Email Address	israel@maris-tech.com
Entity Address, Address Line One	2 Yitzhak Modai Street
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7608804
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	72.2424022